CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Common Class A Previously Reported [Member]	Common Stock Common Class A Revision of Prior Period, Elimination of Historical Equity [Member]	Common Stock Common Class A Revision of Prior Period, Retroactive Application of Recapitalization [Member]	Common Stock Common Class A	Additional Paid - In Capital Previously Reported [Member]	Additional Paid - In Capital	Retained Earnings (Deficit) Previously Reported [Member]	Retained Earnings (Deficit)	Previously Reported [Member]	Total
Beginning Balance at Dec. 31, 2021					$ 2,010	$ 2,010	$ 2,427	$ 2,427	$ 4,437	$ 4,437
Beginning Balance (in shares) at Dec. 31, 2021	514,946	(514,946)	5,292,384	5,292,384
Net (loss)								(13,290)		(13,290)
Share-based compensation						644				644
Ending Balance at Dec. 31, 2022						2,654		(10,863)		(8,209)
Ending Balance (in shares) at Dec. 31, 2022				514,946
Net (loss)								(2,907)		(2,907)
Share-based compensation						87				87
Ending Balance at Mar. 31, 2023						2,741		(13,770)		(11,029)
Ending Balance (in shares) at Mar. 31, 2023				514,946
Beginning Balance at Dec. 31, 2022						2,654		(10,863)		(8,209)
Beginning Balance (in shares) at Dec. 31, 2022				514,946
Net (loss)								(22,268)		(22,268)
Conversion of stockholder promissory note						18,501				18,501
Conversion of stockholder promissory note (in shares)				1,459,700
Conversion of convertible notes						2,054				2,054
Conversion of convertible notes (in shares)				550,486
Financing transaction shares						4,641				4,641
Financing transaction shares (in shares)				680,500
Issuance of common stock (in shares)				282,074
Merger recapitalization (Note 3)				$ 1		(1,454)				(1,453)
Merger recapitalization (Note 3) (in shares)				3,691,679
Deferred transaction costs						(7,595)				(7,595)
Share-based compensation						14,061				14,061
Ending Balance at Dec. 31, 2023				$ 1		32,862		(33,131)		(268)
Ending Balance (in shares) at Dec. 31, 2023				11,956,823
Net (loss)								(3,922)		(3,922)
Conversion of stockholder promissory note						200				200
Conversion of stockholder promissory note (in shares)				41,016
Conversion of convertible notes						4,475				4,475
Conversion of convertible notes (in shares)				540,897
Financing transaction shares						876				876
Financing transaction shares (in shares)				387,560
Ending Balance at Mar. 31, 2024				$ 1		$ 38,413		$ (37,053)		$ 1,361
Ending Balance (in shares) at Mar. 31, 2024				12,926,296